Non-operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-operating income
Foreign exchange gain	$ 2,702	$ 358	$ 163
Unrealized gains on investment	32
Financial income	44
Interest income	6,095	703	88
Write-off of indebtedness to related parties			2,191
Other	24
Total non-operating income	$ 8,897	$ 1,061	$ 2,442